Commitments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item bbl	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 30, 2022 USD ($)
Disclosure Of Commitments [Line Items]
Royalty Expense	$ 113,023,000	$ 35,875,000	$ 64,576,000
Capital commitments	$ 20,172,000
Number of exploratory wells. | item	3
Royalty maximum production benchmark | item	15
Royalty benchmark percentage of total calculation	75.00%
Accumulated production of fields benchmark minimum | bbl	5,000,000
Colombia [Member]
Disclosure Of Commitments [Line Items]
Royalty Expense	$ 106,341,000	30,453,000	56,399,000
Llanos 32 Blocks [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	1.00%
CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	23.00%
Platanillo Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	0.00%
Flamenco Block [Member]
Disclosure Of Commitments [Line Items]
Investment Assumption Percentage	100.00%
Campanario Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Capital commitments	$ 5,002,000
Isla Norte Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	867,000
REC-T-58 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	140,000
REC-T-67 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	140,000
REC-T-77 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	140,000
POT-T-834 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 140,000
Espejo and Perico Blocks [Member]
Disclosure Of Commitments [Line Items]
Working interest percentage	50.00%
Pott785Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 70,000
Llanos 34 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	17,381,000
Llanos 34, Private Agreement With Other Partner In Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	12,840,000
Llanos 32, Private Agreement With Other Partner In Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	9,225,000
Llanos 87 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	13,150,000
Llanos 94 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	10,901,000
Llanos 123 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	6,777,000
Llanos 124 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	10,031,000
CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,794,000
CPO-5, Private Agreement With Other Partner In Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	9,313,000
Coati Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,500,000
Mecaya Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,000,000
Mecaya, Private Agreement With Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	600,000
Platanillo Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	10,894,000
PUT-8 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	13,107,000
PUT-9 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	10,550,000
PUT-9, Private Agreement With Other Partner In Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,365,000
PUT-12 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	14,347,000
Tacacho Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,080,000
Tacacho, Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	1,224,000
Terecay Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,046,000
Terecay Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,856,000
Llanos 86 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	9,479,000
Llanos 104 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	8,424,000
PUT-14 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	16,122,000
PUT-36 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	11,301,000
Los Parlamentos Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments				$ 6,000,000
Working interest percentage				50.00%
Espejo Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	20,912,000
Perico Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	18,084,000
Previous Owners of Block [Member]
Disclosure Of Commitments [Line Items]
Accrued Overriding Royalty Payments	$ 22,562,077	$ 14,018,000	$ 24,700,000
Previous Owners of Block [Member] | Llanos 34 Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	4.00%
Previous Owners of Block [Member] | CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	2.50%
Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Gas [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	7.50%
Provinces of Mendoza [Member] | Crude Oil [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	15.00%
Chilean Government [Member] | Fell Block [Member] | Crude Oil [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Chilean Government [Member] | Fell Block [Member] | Gas [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	3.00%
Minimum | Andaquies, Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	1.20%
Minimum | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Maximum | Andaquies, Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	8.50%
Maximum | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	10.00%